Derivative Instruments - Offsetting of Derivative Liabilities (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	$ 3,418,962	$ 3,126,332	$ 4,581,389
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(3,418,962)	(3,126,332)	(4,581,389)
Futures Contracts
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	2,531,690	2,578,536	2,886,203
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(2,531,690)	(2,578,536)	(2,886,203)
Forward Contracts
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	248,265	547,796	555,922
Gross Amounts Offset in the Consolidated Statement of Financial Condition	$ (248,265)	$ (547,796)	(555,922)
Options on Futures and Forward Contracts
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities			1,139,264
Gross Amounts Offset in the Consolidated Statement of Financial Condition			$ (1,139,264)